Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share - USD ($)			3 Months Ended								9 Months Ended		12 Months Ended
		Aug. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023		Dec. 31, 2022	May 31, 2022		Dec. 31, 2021
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Net income (loss) (in Dollars)			$ (169,688)	$ (2,311,128)	$ (285,904)	$ (250,243)	$ 1,954,232	$ 3,321,341	$ 1,059,392	$ 6,333,906	$ (705,835)	$ 9,347,530	$ 8,214,568		$ 11,124,257	$ 3,534,554		$ 11,891,223
Effect of dilutive securities: (in Dollars)
Diluted net income (loss) (in Dollars)				$ (2,311,128)				$ 3,321,341					$ 8,201,773			$ (1,031,171)
Weighted average common shares outstanding – basic		799,141,770		799,141,770				744,224,695					785,412,500			605,817,180
Weighted average common shares outstanding and assumed conversion – diluted		9,677,967,425		799,141,770				9,688,082,324					9,664,238,154	[1]		605,817,180	[1]
Basic net income (loss) per common share (in Dollars per share)				$ 799,141,770				$ 744,224,695
Diluted net income (loss) per common share (in Dollars per share)
Share Issuance Arrangement And Stock Option Or Warrants [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Basic net income (loss) per common share (in Dollars per share)				0				0
Diluted net income (loss) per common share (in Dollars per share)				$ 0				$ 0
Series A Preferred Stock [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Weighted average common shares outstanding and assumed conversion – diluted	[2]							1,233,209,295
Series B Preferred Stock [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Weighted average common shares outstanding and assumed conversion – diluted	[2]							5,373,342,576
Series C Preferred Stock [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Weighted average common shares outstanding and assumed conversion – diluted	[2]							1,206,351,359
Series D Preferred Stock [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Earning Per Share [Line Items]
Weighted average common shares outstanding and assumed conversion – diluted	[2]							1,130,954,399

[1]	Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows:
[2]	Due to a net loss for the three months ended August 31, 2023, only weighted average common shares are used in calculations. As August 31, 2023, the Company’s dilution of all outstanding securities would be as follows: